NET LOSS PER SHARE - Summary of earnings per share, basic and diluted (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Earnings Per Share Basic And Diluted [Line Items]
Net loss	$ (14,129,101)	$ (9,383,975)
Dividends on preferred stock	(3,188,445)	(2,856,048)
Net loss available to common shareholders used in basic EPS	(17,317,546)	(12,240,023)
Net loss available to common shareholders used in diluted EPS	$ (17,317,546)	$ (12,240,023)
Weighted average number of common shares used in basic EPS	10,590,335	9,973,846
Weighted average number of common shares used in diluted EPS	10,590,335	9,973,846
Net loss per common share – basic	$ (1.64)	$ (1.23)
Net Loss per common share – diluted	$ (1.64)	$ (1.23)